UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds®]

Capital World Bond Fund®
Investment portfolio
June 30, 2006

		unaudited

	Principal amount	Market value
Bonds & notes — 92.68%	(000)	(000)

EUROS — 23.53%
German Government 4.50% 2006	€10,960	US$14,027
German Government 5.25% 2008	5,400	7,069
German Government 4.50% 2009	1,560	2,038
German Government 5.375% 2010	6,400	8,602
German Government 5.25% 2011	29,525	39,887
German Government 5.00% 2012	25,800	34,815
German Government 3.75% 2013	11,000	13,880
German Government 4.50% 2013	55,000	72,449
German Government 4.00% 2016	7,000	8,894
German Government 6.25% 2024	36,800	58,478
German Government 6.25% 2030	7,375	12,049
German Government 5.50% 2031	6,000	8,994
German Government 4.00% 2037	13,000	15,754
French Government O.A.T. 3.00% 2009[1]	300	406
French Government O.A.T. 4.00% 2009	15,990	20,608
French Government O.A.T. 5.00% 2011	10,550	14,200
French Government O.A.T. 3.00% 2012[1]	86	121
French Government O.A.T. 1.00% 2017[1]	335	398
French Government O.A.T. Strip Principal 0% 2019	7,500	5,526
French Government O.A.T. 5.50% 2029	250	373
French Government O.A.T. 4.75% 2035	25,705	34,998
French Government O.A.T. 4.00% 2055	1,890	2,258
Netherlands Government 5.75% 2007	16,455	21,336
Netherlands Government 5.25% 2008	7,615	10,041
Netherlands Government 5.50% 2010	3,280	4,455
Netherlands Government 7.50% 2023	1,500	2,649
Netherlands Government 5.50% 2028	2,560	3,809
General Motors Acceptance Corp. 5.375% 2011	8,060	9,757
Residential Capital Corp. 5.125% 2012	3,000	3,789
General Motors Corp. 7.25% 2013	26,835	28,456
Spanish Government 4.80% 2006	7,800	10,022
Spanish Government 4.25% 2007	7,350	9,489
Spanish Government 3.25% 2010	1,800	2,253
Spanish Government 6.15% 2013	7,000	10,068
Belgium (Kingdom of) 4.25% 2014	17,520	22,747
Bayerische Vereinsbank 5.50% 2008[2]	750	985
Bayerische Hypo- und Vereinsbank AG 6.625% 2010	6,000	8,399
UniCredito Italiano SpA 5.00% 2011[3]	455	585
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	2,750	3,828
Unicredito Italiano SpA 3.95% 2016	1,500	1,760
Gaz Capital SA 5.875% 2015	3,250	4,223
Gaz Capital SA 5.875% 2015	7,500	9,744
Banque Centrale de Tunisie 4.75% 2011	4,500	5,770
Banque Centrale de Tunisie 4.75% 2011	4,750	6,090
Banque Centrale de Tunisie 6.25% 2013	1,350	1,860
Rodamco Europe Finace BV 3.75% 2012	9,330	11,347
Metro Finance BV 4.625% 2011	7,730	9,945
Sogerim SA 7.25% 2011	750	1,067
Telecom Italia SpA 6.25% 2012	1,760	2,406
Telecom Italia SpA 7.75% 2033	3,930	5,959
Resona Bank, Ltd. 3.75% 2015[3]	2,490	3,107
Resona Bank, Ltd. 4.125% (undated)[3]	4,935	6,004
Hellenic Republic 8.80% 2007	5,047	6,770
Hellenic Republic 8.60% 2008	690	953
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	6,310	7,657
Shinsei Bank, Ltd. 3.75% 2016[3]	4,000	4,916
Shinsei Bank, Ltd. 3.75% 2016[3]	1,790	2,200
Abbey National PLC, Series 5, 7.125% (undated)[3]	4,000	5,665
Santander Perpetual, SA 4.375% (undated)	1,000	1,230
Deutsche Genossenschafts-Hypothekenbank AG 5.25% 2009[2]	5,157	6,855
PLD International Finance LLC 4.375% 2011	5,200	6,608
Telekom Austria AG 3.375% 2010	3,800	4,709
Telekom Finanzmanagement GmbH 4.25% 2017	1,500	1,776
Veolia Environnement 4.875% 2013	4,085	5,285
Veolia Environnement 6.125% 2033	875	1,194
ING Bank NV 6.00% 2007	2,000	2,619
ING Bank NV 5.50% 2012	2,000	2,710
ING Verzekeringen NV 6.25% 2021[3]	750	1,038
Cadbury Schweppes Investments PLC, Series 41, 4.25% 2009	4,150	5,319
Tesco PLC 4.75% 2010	3,925	5,124
Deutsche Bank AG 5.375% 2012[3]	2,000	2,588
Deutsche Bank AG 5.125% 2013	1,700	2,260
Ford Motor Credit Co. 4.875% 2007	3,705	4,704
National Grid PLC 4.375% 2020	3,750	4,413
BNP Paribas 5.25% 2014[3]	3,250	4,281
HBOS PLC 6.05% (undated)	3,000	4,118
DaimlerChrysler International Finance BV 7.00% 2011	2,825	3,975
Household Finance Corp. 5.125% 2009	3,000	3,959
Rheinische Hypothekenbank 4.25% 2008[2]	3,000	3,877
Holcim Finance (Luxembourg) SA 4.375% 2014	2,940	3,652
Governor and Co. of the Bank of Ireland 6.45% 2010	2,415	3,325
Kingfisher PLC 4.50% 2010	2,600	3,314
Sumitomo Mitsui Banking Corp. 4.375% 2014[3]	2,345	3,008
Bulgaria (Republic of) 7.50% 2013	1,638	2,437
Bulgaria (Republic of) 7.50% 2013	250	372
Deutsche Telekom International Finance BV 7.50% 2007[3]	750	991
Deutsche Telekom International Finance BV 8.125% 2012[3]	1,160	1,746
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative preferred (undated)[3]	2,000	2,463
Royal Bank of Scotland PLC 4.875% 2009	750	982
Royal Bank of Scotland PLC 6.00% 2013	960	1,349
Aries Vermögensverwaltungs GmbH, Series B, 7.75% 2009	1,500	2,134
Fortum Oyj 4.625% 2010	1,590	2,064
Mizuho Financial Group (Cayman) Ltd. 4.75% 2014[3]	1,500	1,950
Essent NV 4.50% 2013	1,500	1,920
Dexia Municipal Agency 3.50% 2009[2]	1,428	1,806
International Paper Co. 5.375% 2006	1,135	1,453
Anglian Water Services Financing PLC 4.625% 2013	1,000	1,287
Stora Enso Oyj 5.125% 2014	1,000	1,277
JSG Holdings PLC 11.50% 2015[4]	934	1,188
E.ON International Finance BV 5.75% 2009	750	1,004
Edison SpA 5.125% 2010	750	992
AEGON NV 4.625% 2008	750	974
Bank of America Corp. 3.625% 2008	750	958
Diageo PLC 3.875% 2009	750	957
Telenet Communications NV 9.00% 2013[2]	560	787
France Télécom 6.75% 2008[3]	530	709
Finland (Republic of) 5.75% 2011	500	690
Iesy Repository GmbH 10.125% 2015	500	616
Société Générale 5.625% 2012	440	599
RWE Finance BV 6.125% 2012	250	350
Lighthouse International Co. SA 8.00% 2014	250	338
WDAC Subsidiary Corp. 8.50% 2014	125	159
		752,428

JAPANESE YEN — 5.59%
Japanese Government 0.50% 2007	¥2,364,150	20,672
Japanese Government 0.90% 2008	5,623,500	49,159
Japanese Government 1.80% 2010	4,555,000	40,722
Japanese Government 0.50% 2013	1,750,000	14,099
Japanese Government 1.50% 2014	5,050,000	43,137
Japanese Government 2.30% 2035	980,800	8,190
Ontario (Province of) 1.875% 2010	225,000	2,014
KfW International Finance Inc. 1.75% 2010	100,000	891
		178,884

BRITISH POUNDS — 5.08%
United Kingdom 7.50% 2006	£4,495	8,402
United Kingdom 7.25% 2007	4,630	8,844
United Kingdom 5.75% 2009	250	475
United Kingdom 4.75% 2010	7,740	14,273
United Kingdom 5.00% 2012	9,500	17,765
United Kingdom 5.00% 2014	7,700	14,483
United Kingdom 4.75% 2015	7,090	13,120
United Kingdom 8.00% 2015	600	1,382
United Kingdom 2.50% 2016[1]	419	823
United Kingdom 4.75% 2020	3,750	6,990
United Kingdom 6.00% 2028	1,350	3,030
United Kingdom 4.25% 2036	455	829
United Kingdom 4.75% 2038	7,680	15,261
United Kingdom 4.25% 2055	1,080	2,038
Abbey National PLC 7.50% (undated)[3]	6,810	14,160
Abbey National PLC 7.50% (undated)[3]	450	893
Commerzbank AG 6.625% 2019	3,000	6,028
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative preferred (undated)[3]	1,250	2,248
British Telecommunications PLC 8.625% 2020	3,290	7,358
British Telecommunications PLC 5.75% 2028	500	877
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2,5]	2,400	4,417
Tesco PLC 5.50% 2033	2,140	4,056
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	1,985	3,595
Kingfisher PLC 5.625% 2014	1,650	2,953
Halifax Building Society 8.75% 2006	500	924
Halifax Building Society 11.00% 2014	650	1,608
General Electric Capital Corp. 5.00% 2006	90	166
General Electric Capital Corp., Series A, 7.25% 2007	350	662
General Electric Capital Corp. 5.625% 2031	750	1,494
Standard Chartered Bank 5.375% (undated)	1,100	1,958
UPM-Kymmene Corp. 6.625% 2017	750	1,444
		162,556

SOUTH KOREAN WON — 3.59%
Korean Government 4.50% 2008	KRW36,430,750	38,085
Korean Government 4.50% 2009	5,909,000	6,166
Korean Government 4.00% 2010	3,200,000	3,257
Korean Government 5.00% 2011	14,765,000	15,528
Korean Government 4.25% 2014	51,615,000	51,641
		114,677

SWEDISH KRONOR — 2.86%
Swedish Government 8.00% 2007	SKr 12,000	1,757
Swedish Government 5.00% 2009	62,590	9,008
Swedish Government 5.25% 2011	335,250	49,411
Swedish Government 6.75% 2014	134,625	22,158
AB Spintab 6.00% 2009	62,800	9,235
		91,569

MEXICAN PESOS — 2.76%
United Mexican States Government, Series M10, 10.50% 2011	MXN 10,011	1,032
United Mexican States Government, Series MI10, 9.50% 2014	511,500	46,530
United Mexican States Government, Series M20, 8.00% 2023	156,587	12,172
United Mexican States Government, Series M20, 10.00% 2024	307,500	28,553
		88,287

POLISH ZLOTY — 2.60%
Polish Government 5.75% 2010	PLN 58,470	18,567
Polish Government 6.00% 2010	135,000	43,281
Polish Government 4.25% 2011	42,500	12,644
Polish Government 5.00% 2013	28,790	8,724
		83,216

ISRAELI SHEKELS — 2.35%
Israeli Government 7.00% 2011	ILS 42,000	9,724
Israeli Government 7.50% 2014	274,545	65,299
		75,023

NEW TURKISH LIRE — 2.25%
Turkey (Republic of) Treasury Bill 0% 2006	TRY 4,000	2,522
Turkey (Republic of) Treasury Bill 0% 2006	5,515	3,336
Turkey (Republic of) Treasury Bill 0% 2007	4,345	2,247
Turkey (Republic of) 20.00% 2007	37,648	23,212
Turkey (Republic of) 15.00% 2010	71,267	40,452
		71,769

THAI BAHT — 1.77%
Thai Government 3.875% 2008	THB200,000	5,092
Thai Government 4.125% 2009	875,415	22,034
Thai Government 5.25% 2013	300,000	7,726
Thai Government 5.00% 2014	737,890	18,605
Thai Government 5.40% 2016	125,000	3,212
		56,669

SINGAPORE DOLLARS — 1.51%
Singapore (Republic of) 3.125% 2011	S$44,990	US$28,157
Singapore (Republic of) 3.75% 2016	31,280	20,041
		48,198

ARGENTINE PESOS — 0.85%
Argentina (Republic of) 7.255% 2033[1,4]	ARS 61,809	17,325
Argentina (Republic of) GDP-Linked 2035	113,975	2,939
Argentina (Republic of) 0.764% 2038[1]	59,292	7,031
		27,295

NORWEGIAN KRONER — 0.84%
Norwegian Government 6.50% 2013	NKr93,500	16,974
Norwegian Government 5.00% 2015	58,000	9,758
		26,732

DANISH KRONER — 0.77%
Nykredit 4.00% 2035[2]	DKr198,792	24,603

CANADIAN DOLLARS — 0.69%
Canadian Government 7.25% 2007	C$ 1,000	918
Canadian Government 5.50% 2010	1,500	1,393
Canadian Government 5.25% 2012	17,000	15,794
Canadian Government 5.75% 2029	2,250	2,327
Manitoba Telecom Services Inc., Series 4, 5.85% 2009	1,000	913
Thompson Corp. 6.50% 2007	825	752
		22,097

EGYPTIAN POUNDS — 0.63%
Egypt (Arab Republic of) Treasury Bill 0% 2006	EGP10,000	1,671
Egypt (Arab Republic of) Treasury Bill 0% 2007	15,375	2,548
Egypt (Arab Republic of) Treasury Bill 0% 2007	37,750	6,184
Egypt (Arab Republic of) Treasury Bill 0% 2007	10,800	1,766
Egypt (Arab Republic of) Treasury Bill 0% 2007	10,000	1,627
Egypt (Arab Republic of) Treasury Bill 0% 2007	8,625	1,399
Egypt (Arab Republic of) Treasury Bill 0% 2007	9,025	1,459
Egypt (Arab Republic of) Treasury Bill 0% 2007	17,600	2,839
Egypt (Arab Republic of) Treasury Bill 0% 2007	4,625	766
		20,259

COLOMBIAN PESOS — 0.51%
Columbia (Republic of) Global 11.75% 2010	COP 2,385,000	983
Colombia (Republic of) Global 12.00% 2015	34,764,000	15,174
		16,157

INDONESIAN RUPIAH — 0.49%
Indonesia (Republic of) 12.25% 2007	IDR12,420,000	1,341
Indonesia (Republic of) 10.00% 2011	4,000,000	391
Indonesia (Republic of) 12.50% 2013	26,790,000	2,886
Indonesia (Republic of) 11.00% 2014	35,000,000	3,480
Indonesia (Republic of) 11.00% 2020	35,230,000	3,371
Indonesia (Republic of) 12.80% 2021	7,800,000	837
Indonesia (Republic of) 12.90% 2022	31,000,000	3,352
		15,658

AUSTRALIAN DOLLARS — 0.30%
New South Wales Treasury Corp. 6.00% 2012	A$13,000	9,628

BRAZILIAN REAIS — 0.20%
Brazilian Treasury Bill 6.00% 2010[1]	R$9,838	6,345

NEW ZEALAND DOLLARS — 0.18%
New Zealand Government 6.50% 2013	NZ$3,000	1,888
New Zealand Government 4.50% 2016[1]	5,891	3,925
		5,813

U.S. DOLLARS — 33.33%
U.S. Treasury 3.125% 2007[6]	US$ 4,960	4,869
U.S. Treasury 3.25% 2007[6]	12,150	11,885
U.S. Treasury 6.25% 2007[6]	16,990	17,083
U.S. Treasury 4.75% 2008[6]	6,900	6,838
U.S. Treasury 3.875% 2009[1,6]	2,874	2,977
U.S. Treasury 5.75% 2010[6]	1,500	1,537
U.S. Treasury 2.375% 2011[1,6]	832	828
U.S. Treasury 4.50% 2011[6]	23,950	23,355
U.S. Treasury 5.00% 2011[6]	1,880	1,875
U.S. Treasury 5.00% 2011[6]	10,640	10,610
U.S. Treasury 3.00% 2012[1,6]	1,104	1,135
U.S. Treasury 3.875% 2013[6]	40,500	37,709
U.S. Treasury Principal Strip 0% 2014[6]	19,000	12,870
U.S. Treasury 2.00% 2014[1,6]	2,159	2,083
U.S. Treasury 4.00% 2014[6]	5,550	5,156
U.S. Treasury 4.25% 2014[6]	13,000	12,244
U.S. Treasury 8.875% 2017[6]	4,250	5,546
U.S. Treasury 8.50% 2020[6]	8,000	10,464
U.S. Treasury 7.875% 2021[6]	3,000	3,774
U.S. Treasury 2.375% 2025[1,6]	246	239
U.S. Treasury 6.50% 2026[6]	38,000	43,599
U.S. Treasury 5.25% 2029[6]	8,475	8,439
U.S. Treasury 5.375% 2031[6]	3,700	3,765
U.S. Treasury 3.375% 2032[1,6]	567	669
U.S. Treasury 4.50% 2036[6]	107,920	96,791
Fannie Mae 2.625% 2006	24,380	24,121
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012[2]	3,000	2,826
Fannie Mae 5.00% 2017[2]	2,177	2,105
Fannie Mae 5.00% 2019[2]	492	474
Fannie Mae, Series 2001-4, Class GA, 10.269% 2025[2,3]	37	41
Fannie Mae 3.785% 2033[2,3]	2,080	2,023
Fannie Mae 5.50% 2034[2]	3,350	3,229
Fannie Mae 5.50% 2034[2]	1,267	1,222
Fannie Mae 6.00% 2034[2]	853	841
Fannie Mae 6.00% 2034[2]	6,350	6,265
Fannie Mae 5.00% 2035[2]	6,904	6,454
Fannie Mae 6.00% 2035[2]	430	425
Fannie Mae 5.921% 2036[2,3]	974	970
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[2,6]	1,958	1,959
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014[5]	7,000	8,715
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	28,000	34,860
Freddie Mac 4.125% 2010	6,500	6,183
Freddie Mac 4.048% 2033[2,3]	1,654	1,615
Freddie Mac 5.00% 2035[2]	12,513	11,689
Freddie Mac 5.00% 2035[2]	3,814	3,562
Freddie Mac 4.613% 2035[2,3]	5,776	5,602
Freddie Mac 4.649% 2035[2,3]	8,629	8,368
Freddie Mac 6.00% 2036[2,6]	1,278	1,258
Government National Mortgage Assn. 8.50% 2021[2]	1	1
Government National Mortgage Assn. 5.50% 2036[2]	22,046	21,275
Government National Mortgage Assn. 5.50% 2036[2]	11,232	10,839
Government National Mortgage Assn. 6.00% 2036[2,6]	1,000	989
Russian Federation 5.00%/7.50% 2030[7]	17,690	18,862
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,5]	2,013	1,934
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,5]	4,725	4,413
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,5]	8,000	7,470
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	12,500	12,438
Singapore Telecommunications Ltd. 6.375% 2011[5]	11,390	11,605
Enersis SA 7.375% 2014	10,685	10,836
HVB Funding Trust I 8.741% 2031[5]	5,350	6,318
UniCredito Italiano Capital Trust II 9.20% (undated)[5]	4,000	4,453
Sumitomo Mitsui Banking Corp. 5.625% (undated)[3,5]	11,415	10,665
Argentina (Republic of) 4.278% 2012[3]	9,800	7,963
Argentina (Republic of) 0% 2035	28,000	2,394
State of Qatar 9.75% 2030	7,250	10,114
Scottish Power PLC 5.375% 2015	8,450	8,033
Scottish Power PLC 5.81% 2025	1,225	1,146
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2,3]	4,055	4,019
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.995% 2036[2,3]	2,026	1,999
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.991% 2036[2,3]	3,117	3,078
Development Bank of Singapore Ltd. 7.875% 2010[5]	7,250	7,712
Development Bank of Singapore Ltd. 7.125% 2011[5]	800	836
HBOS PLC, Series B, 5.92% (undated)[3,5]	8,900	8,213
TuranAlem Finance BV 7.75% 2013[5]	1,145	1,118
TuranAlem Finance BV 8.00% 2014	2,600	2,532
TuranAlem Finance BV 8.50% 2015[5]	3,695	3,644
Skandinaviska Enskilda Banken 6.875% 2009	1,985	2,036
Skandinaviska Enskilda Banken AB 4.958% (undated)[3,5]	4,650	4,152
Skandinaviska Enskilda Banken AB 5.471% (undated)[3,5]	1,150	1,053
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[2,6]	8,000	7,223
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035[2]	970	952
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036[2,6]	6,237	6,173
Resona Bank, Ltd. 5.85% (undated)[3,5]	7,565	7,051
Viacom Inc. 6.25% 2016[5]	6,250	6,078
Viacom Inc. 6.875% 2036[5]	700	678
Sprint Capital Corp. 6.00% 2007	250	250
Nextel Communications, Inc., Series E, 6.875% 2013	2,660	2,679
Nextel Communications, Inc., Series D, 7.375% 2015	3,625	3,692
Telecom Italia Capital SA, Series B, 5.25% 2013	6,550	6,064
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686% noncumulative preferred (undated)[3,5]	6,160	5,856
General Motors Acceptance Corp. 6.125% 2006	1,390	1,388
General Motors Corp. 7.20% 2011	325	289
General Motors Acceptance Corp. 7.25% 2011	825	801
General Motors Acceptance Corp. 7.00% 2012	925	879
Residential Capital Corp. 6.875% 2015	1,510	1,511
General Motors Corp. 7.70% 2016	1,000	825
Deutsche Telekom International Finance BV 8.00% 2010[3]	2,500	2,686
Deutsche Telekom International Finance BV 8.25% 2030[3]	2,550	2,952
DaimlerChrysler North America Holding Corp. 4.75% 2008	530	522
DaimlerChrysler North America Holding Corp. 8.00% 2010	3,000	3,188
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,500	1,585
DaimlerChrysler North America Holding Corp. 8.50% 2031	300	341
Open Joint Stock Co. Gazprom 9.125% 2007	3,250	3,331
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034[5]	2,000	2,300
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036[2]	726	745
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.401% 2045[2,3]	5,000	4,859
Kazkommerts International BV 7.00% 2009[5]	2,250	2,233
Kazkommerts International BV 8.50% 2013	1,750	1,802
Kazkommerts International BV (CGMD) 7.375% 2014[3,5]	500	492
Kazkommerts International BV 7.875% 2014[5]	500	494
Kazkommerts International BV 7.875% 2014	500	494
Santander Issuances, SA Unipersonal 5.774% 2016[3,5]	2,000	2,002
Santander Issuances, SA Unipersonal 5.805% 2016[3,5]	2,000	1,985
Abbey National Capital Trust I 8.963% (undated)[3]	1,000	1,217
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020[2]	769	733
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[2]	363	364
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034[2]	947	952
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036[2,6]	1,625	1,665
CS First Boston Mortgage Securities Corp., Series 2006-3, Class 1-A-4A, 5.896% 2036[2]	1,000	984
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039[2,6]	500	467
Pemex Project Funding Master Trust 9.125% 2010	500	549
Pemex Project Funding Master Trust 5.75% 2015	5,000	4,611
Dominican Republic 9.50% 2011[4]	359	381
Dominican Republic 9.04% 2018[4,5]	2,405	2,525
Dominican Republic 9.04% 2018[4]	1,731	1,818
Telefónica Emisiones, SAU 7.045% 2036	4,500	4,512
Brazil (Federal Republic of) Global 7.875% 2015	2,000	2,099
Brazil (Federal Republic of) Global 7.125% 2037	2,500	2,375
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035[2]	4,535	4,460
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,5]	4,500	4,371
Washington Mutual, Inc. 5.25% 2017	1,000	915
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[3,5]	3,500	3,365
SBC Communications Inc. 6.25% 2011	3,250	3,287
SBC Communications Inc. 5.625% 2016	500	475
SBC Communications Inc. 6.45% 2034	520	496
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.462% 2033[2,3]	482	468
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.71% 2035[2,3]	3,616	3,554
Lebanon (Republic of) 8.50% 2016[5]	3,750	3,937
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037[2,6]	1,000	964
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042[2,6]	2,890	2,788
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015[2]	4,000	3,746
Bulgaria (Republic of) 8.25% 2015	3,300	3,742
Small Business Administration, Series 2003-20J, 4.92% 2023[2]	3,828	3,650
PCCW-HKT Capital No.3 Ltd. 5.25% 2015[5]	4,100	3,636
Cendant Corp. 6.25% 2008	1,655	1,670
Cendant Corp. 7.375% 2013	1,505	1,649
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034[2]	838	826
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.284% 2036[2,3]	905	905
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036[2]	1,586	1,576
France Télécom 7.75% 2011[3]	2,980	3,204
United Mexican States Government Global 11.375% 2016	1,220	1,665
United Mexican States Government Global 7.50% 2033	1,440	1,534
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.845% 2035[2,3]	3,085	3,049
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, II-A-3, 4.75% 2018[2]	2,426	2,291
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[2,3]	714	696
El Salvador (Republic of) 7.65% 2035[5]	3,000	2,895
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]	211	212
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020[2]	145	141
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	2,423	2,533
Korea Development Bank 4.625% 2010	3,000	2,865
Qwest Capital Funding, Inc. 7.75% 2006	320	322
U S WEST Capital Funding, Inc. 6.375% 2008	1,170	1,158
Qwest Capital Funding, Inc. 7.00% 2009	900	889
U S WEST Capital Funding, Inc. 6.875% 2028	200	173
Qwest Capital Funding, Inc. 7.75% 2031	180	169
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	2,725	2,670
Bank of Ireland 6.107% (undated)[3,5]	2,850	2,659
American Tower Corp. 7.25% 2011	500	514
American Tower Corp. 7.125% 2012	1,595	1,599
American Tower Corp. 7.50% 2012	475	482
PSEG Energy Holdings Inc. 8.625% 2008	845	870
PSEG Power LLC 7.75% 2011	1,575	1,687
Tenet Healthcare Corp. 6.375% 2011	1,825	1,638
Tenet Healthcare Corp. 7.375% 2013	1,000	917
American Cellular Corp., Series B, 10.00% 2011	1,000	1,057
Dobson Cellular Systems, Inc. 9.875% 2012	200	212
Dobson Communications Corp. 8.875% 2013	1,250	1,234
St. Paul Travelers Companies, Inc. 6.25% 2016	2,500	2,494
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2,5]	2,050	2,010
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2,5]	475	467
Stora Enso Oyj 6.404% 2016[5]	1,000	971
Stora Enso Oyj 7.25% 2036[5]	1,470	1,439
Vodafone Group PLC 7.75% 2010	2,250	2,380
General Electric Co. 5.00% 2013	1,000	959
General Electric Capital Corp., Series A, 6.75% 2032	1,275	1,365
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	1,760	1,662
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	700	657
Jamaican Government 9.00% 2015	280	277
Jamaican Government 9.25% 2025	2,000	1,965
AES Corp. 9.50% 2009	840	895
AES Corp. 8.75% 2013[5]	1,250	1,344
Qantas Airways Ltd. 6.05% 2016[5]	2,300	2,231
Indonesia (Republic of) 6.75% 2014[5]	1,250	1,228
Indonesia (Republic of) 6.875% 2017[5]	1,000	976
Household Finance Corp. 6.40% 2008	500	507
HSBC Finance Corp. 5.00% 2015	1,815	1,678
Triton PCS, Inc. 8.50% 2013	2,350	2,168
PETRONAS Capital Ltd. 7.00% 2012[5]	2,050	2,152
Centex Corp. 4.75% 2008	525	515
Centex Corp. 5.25% 2015	1,735	1,561
Celestica Inc. 7.875% 2011	1,725	1,703
Celestica Inc. 7.625% 2013	345	336
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2,5]	2,162	2,003
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,375	1,358
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	325	353
Sierra Pacific Resources 8.625% 2014	250	266
Electronic Data Systems Corp., Series B, 6.50% 2013[3]	480	474
Electronic Data Systems Corp. 7.45% 2029	1,400	1,446
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041[2,6]	2,000	1,893
Chohung Bank 4.50% 2014[3,5]	2,000	1,885
Federal Home Loan Bank 5.625% 2016	1,875	1,854
Energy Transfer Partners, LP 5.95% 2015	1,900	1,833
Banque Centrale de Tunisie 7.375% 2012	1,750	1,829
D.R. Horton, Inc. 6.50% 2016	1,895	1,825
J.C. Penney Co., Inc. 8.00% 2010	1,705	1,818
Enterprise Products Operating LP, Series B, 5.00% 2015	2,000	1,809
Columbia/HCA Healthcare Corp. 7.00% 2007	600	606
HCA Inc. 5.50% 2009	500	484
HCA — The Healthcare Co. 8.75% 2010	630	667
Sanmina-SCI Corp. 6.75% 2013	750	703
Sanmina-SCI Corp. 8.125% 2016	1,000	980
Edison Mission Energy 7.73% 2009	500	508
Edison Mission Energy 7.50% 2013[5]	1,175	1,157
Centennial Communications Corp. 10.74% 2013[3]	500	513
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	840	888
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014[3]	250	242
Hospitality Properties Trust 6.75% 2013	690	707
Hospitality Properties Trust 5.125% 2015	1,000	919
Gulfstream Natural Gas System LLC 6.19% 2025[5]	1,670	1,618
LBI Media, Inc. 10.125% 2012	1,500	1,605
R.H. Donnelley Inc. 10.875% 2012[5]	750	827
Dex Media, Inc., Series B, 8.00% 2013	750	758
El Paso Corp. 6.375% 2009[5]	50	49
El Paso Energy Corp. 7.75% 2010[5]	745	760
Sonat Inc. 7.625% 2011	25	25
El Paso Corp. 7.875% 2012	75	77
El Paso Energy Corp. 7.375% 2012	195	195
El Paso Natural Gas Co. 7.50% 2026	50	49
Southern Natural Gas Co. 7.35% 2031	250	241
Southern Natural Gas Co. 8.00% 2032	160	166
MDC Holdings, Inc. 5.50% 2013	1,690	1,545
THL Buildco, Inc. 8.50% 2014	1,090	1,060
NTK Holdings Inc. 0%/10.75% 2014[7]	650	474
Covalence Specialty Materials Corp. 10.25% 2016[5]	1,575	1,520
Rite Aid Corp. 6.125% 2008[5]	500	486
Rite Aid Corp. 6.875% 2013	500	435
Rite Aid Corp. 9.25% 2013	500	483
Rite Aid Corp. 7.70% 2027	125	103
UPM-Kymmene Corp. 5.625% 2014[5]	1,590	1,504
ACE INA Holdings Inc. 5.875% 2014	1,510	1,461
Allied Waste North America, Inc., Series B, 5.75% 2011	250	234
Allied Waste North America, Inc., Series B, 7.375% 2014	1,280	1,222
Guatemala (Republic of) 10.25% 2011	990	1,142
Guatemala (Republic of) 9.25% 2013	260	291
Graphic Packaging International, Inc. 8.50% 2011	650	652
Graphic Packaging International, Inc. 9.50% 2013	775	771
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	1,475	1,409
Pogo Producing Co. 7.875% 2013[5]	675	680
Pogo Producing Co. 6.625% 2015	50	46
Pogo Producing Co. 6.875% 2017	730	680
Pakistan (Republic of) 7.125% 2016[5]	1,500	1,401
TFM, SA de CV 10.25% 2007	585	605
TFM, SA de CV 12.50% 2012	715	792
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[2]	1,437	1,392
Goodman Global Holdings, Inc., Series B, 7.875% 2012	1,450	1,392
Toll Brothers, Inc. 6.875% 2012	250	249
Toll Brothers, Inc. 4.95% 2014	1,290	1,129
Cinemark USA, Inc. 9.00% 2013	750	791
Cinemark, Inc. 0%/9.75% 2014[7]	750	585
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033[2]	326	328
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038[2,6]	1,000	1,015
Building Materials Corp. of America 8.00% 2008	75	76
Building Materials Corp. of America 7.75% 2014	1,305	1,253
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[2,5]	1,333	1,305
Intelsat (Bermuda), Ltd. 9.614% 2012[3]	750	761
Intelsat (Bermuda), Ltd. 8.25% 2013	540	539
SLM Corp., Series A, 5.00% 2015	1,375	1,274
Seneca Gaming Corp. 7.25% 2012	1,300	1,266
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[2]	1,141	1,210
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[2]	32	29
Colombia (Republic of) Global 10.375% 2033	1,000	1,238
Concentra Operating Corp. 9.50% 2010	500	520
Concentra Operating Corp. 9.125% 2012	675	702
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.375% 2042[2,3,6]	1,250	1,214
Neiman Marcus Group, Inc. 9.00% 2015[4,5]	1,150	1,208
American Media Operations, Inc., Series B, 10.25% 2009	905	848
American Media Operations, Inc. 8.875% 2011	380	338
Technical Olympic USA, Inc. 9.00% 2010	325	318
Technical Olympic USA, Inc. 10.375% 2012	875	844
Stater Bros. Holdings Inc. 8.125% 2012	1,160	1,151
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037[2,6]	1,145	1,132
Rural Cellular Corp. 9.75% 2010	750	751
Rural Cellular Corp. 10.899% 2012[3,5]	350	361
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	1,200	1,089
Windstream Corp. 8.125% 2013[5]	1,050	1,076
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-2 10.98% 2031[2,5]	1,000	1,072
Cablevision Systems Corp., Series B, 8.00% 2012	1,070	1,061
Comcast Cable Communications, Inc. 6.75% 2011	1,020	1,054
EOP Operating LP 7.00% 2011	1,000	1,040
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	995	1,040
Korea First Bank 7.267% 2034[3,5]	1,000	1,033
Vitamin Shoppe Industries, Inc. 12.67% 2012[3,5]	1,000	1,028
Drummond Co., Inc. 7.375% 2016[5]	1,100	1,026
Simon Property Group, LP 6.35% 2012	1,000	1,016
Kraft Foods Inc. 6.25% 2012	1,000	1,013
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	1,015	1,012
AEP Industries Inc. 7.875% 2013	1,000	1,008
Young Broadcasting Inc. 10.00% 2011	1,120	1,002
AMC Entertainment Inc. 9.875% 2012	1,000	1,000
DRS Technologies, Inc. 6.875% 2013	700	677
DRS Technologies, Inc. 6.625% 2016	225	219
DRS Technologies, Inc. 7.625% 2018	100	100
Sealy Mattress Co. 8.25% 2014	980	985
Federal Agricultural Mortgage Corp. 4.25% 2008	1,000	975
Banc of America Funding Corp., Series 2005-H, Class 9-A-1, 5.969% 2035[2,3]	982	974
William Lyon Homes, Inc. 10.75% 2013	1,000	965
Peru (Republic of) 7.35% 2025	1,000	965
Aztar Corp. 7.875% 2014	900	956
Dollarama Group LP 8.875% 2012[5]	940	949
Mohegan Tribal Gaming Authority 6.375% 2009	970	949
Newfield Exploration Co. 6.625% 2016	1,000	948
K. Hovnanian Enterprises, Inc. 6.00% 2010	1,000	943
BNSF Funding Trust I 6.613% 2055[3]	1,000	942
Koninklijke KPN NV 8.375% 2030	875	942
Liberty Media Corp. 7.875% 2009	660	687
Liberty Media Corp. 8.25% 2030	250	241
United Air Lines, Inc., Series B, 8.986% 2012[3]	550	558
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[2]	366	366
SunGard Data Systems Inc. 9.125% 2013[5]	880	917
Developers Diversified Realty Corp. 5.375% 2012	950	914
Tenneco Automotive Inc. 8.625% 2014	910	912
CanWest Media Inc., Series B, 8.00% 2012	916	912
AMH Holdings, Inc. 0%/11.25% 2014[7]	1,500	911
Hughes Network Systems, LLC and HNS Finance Corp. 9.50% 2014[5]	925	911
NRG Energy, Inc. 7.25% 2014	925	904
Twin Reefs Asset Trust (XLFA), Series B, 6.17% (undated)[3,5]	900	900
CVS Corp. 6.117% 2013[2,5]	863	857
Pathmark Stores, Inc. 8.75% 2012	895	855
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	850	850
Iraq (Republic of) 5.80% 2028[5]	1,250	844
WDAC Subsidiary Corp. 8.375% 2014[5]	850	839
United Rentals (North America), Inc. 7.75% 2013	860	821
Molson Coors Capital Finance ULC 4.85% 2010	850	819
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	750	796
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030[2]	785	793
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	885	788
Fisher Communications, Inc. 8.625% 2014	750	780
CCMG Acquisition Corp. 10.50% 2016[5]	725	772
Elizabeth Arden, Inc. 7.75% 2014	770	760
Accellent Inc. 10.50% 2013	740	760
Plastipak Holdings, Inc. 8.50% 2015[5]	750	754
Warner Chilcott Corp. 8.75% 2015	720	745
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	780	739
Burlington Coat Factory Holdings, Inc. 11.125% 2014[5]	750	731
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2,5]	750	730
International Lease Finance Corp. 4.75% 2009	750	730
Standard Aero Holdings, Inc. 8.25% 2014	805	720
Linens ’n Things, Inc. 10.702% 2014[3,5]	750	714
MGM MIRAGE 6.00% 2009	350	342
MGM MIRAGE 6.75% 2013[5]	290	278
MGM MIRAGE 6.625% 2015	100	94
Weyerhaeuser Co. 7.375% 2032	700	711
Reader’s Digest Assn., Inc. 6.50% 2011	725	703
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.633% 2035[2,3]	700	702
E*TRADE Financial Corp. 7.875% 2015	680	700
Stoneridge, Inc. 11.50% 2012	725	700
Earle M. Jorgensen Co. 9.75% 2012	650	696
Owens-Illinois, Inc. 7.35% 2008	525	532
Owens-Brockway Glass Container Inc. 7.75% 2011	160	162
XM Satellite Radio Holdings Inc. 9.75% 2014[5]	750	690
Riddell Bell Holdings Inc. 8.375% 2012	690	683
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,5]	662	679
K&F Industries, Inc. 7.75% 2014	680	673
Six Flags, Inc. 9.75% 2013	455	420
Six Flags, Inc. 9.625% 2014	275	252
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	606	667
Hawaiian Telcom Communications, Inc. 9.75% 2013	560	573
Hawaiian Telcom Communications, Inc. 10.789% 2013[3]	90	91
Gold Kist Inc. 10.25% 2014	626	656
Sensata Technologies BV 8.00% 2014[5]	670	650
Albertson’s, Inc. 7.45% 2029	750	648
Solectron Global Finance Ltd 8.00% 2016[5]	650	644
Nortel Networks Ltd. 10.125% 2013[5]	625	639
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	650	634
Buffets, Inc. 11.25% 2010	600	623
Argo-Tech Corp. 9.25% 2011	600	621
Foundation PA Coal Co. 7.25% 2014	625	613
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	555	611
Dillard’s, Inc. 6.69% 2007	600	605
Accuride Corp. 8.50% 2015	625	603
Wells Fargo & Co. 3.50% 2008	625	603
Grupo Posadas, SA de CV 8.75% 2011	600	603
Liberty Mutual Group Inc. 6.50% 2035[5]	685	600
Cox Communications, Inc. 4.625% 2010	625	597
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2,3]	625	596
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	425	401
Stone Container Corp. 8.375% 2012	205	195
Ahern Rentals, Inc. 9.25% 2013	585	594
Serena Software, Inc. 10.375% 2016[5]	589	593
WCI Communities, Inc. 9.125% 2012	625	589
Intelsat PanAmSat Opco 9.00% 2016[5]	575	587
Carnival Corp. 6.15% 2008	565	568
Team Finance LLC and Health Finance Corp. 11.25% 2013	530	557
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	544	555
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	575	543
UCAR Finance Inc. 10.25% 2012	510	541
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031[2]	539	535
Fairfax Financial Holdings Ltd. 7.75% 2012	610	534
Kimco Realty Corp., Series C, 5.783% 2016	550	534
MetroPCS, Inc. 12.00% 2007[3]	500	526
Williams Scotsman, Inc. 8.50% 2015	525	521
Nalco Co. 8.875% 2013	500	506
Jacuzzi Brands, Inc. 9.625% 2010	475	504
International Coal Group, Inc. 10.25% 2014[5]	500	502
Host Marriott, LP, Series K, 7.125% 2013	500	501
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	500	500
Playtex Products, Inc. 9.375% 2011	475	497
Payless ShoeSource, Inc. 8.25% 2013	475	493
HealthSouth Corp. 10.75% 2016[5]	500	493
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013[5]	500	485
Dole Food Co., Inc. 7.25% 2010	125	113
Dole Food Co., Inc. 8.875% 2011	395	372
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2,5]	460	454
Encore Acquisition Co. 6.00% 2015	500	453
Williams Companies, Inc. 8.75% 2032	390	426
Regal Cinemas Corp., Series B, 9.375% 2012[8]	400	424
Ashtead Group PLC 8.625% 2015[5]	415	421
Gaylord Entertainment Co. 8.00% 2013	400	402
NTL Inc. 10.30% 2016[3]	400	400
Select Medical Corp. 7.625% 2015	450	394
Boyd Gaming Corp. 7.75% 2012	360	365
Iron Mountain Inc. 7.75% 2015	380	365
Equistar Chemicals, LP 10.125% 2008	325	344
Ukraine Government 11.00% 2007	328	335
Jean Coutu Group (PJC) Inc. 7.625% 2012	340	332
Rockwood Specialties Group, Inc. 7.50% 2014	325	320
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	305	316
Cooper-Standard Automotive Inc. 7.00% 2012	350	315
Electricidad de Caracas Finance BV 10.25% 2014[5]	270	281
Telenet Group Holding NV 0%/11.50% 2014[5,7]	323	275
Quebecor Media Inc. 7.75% 2016[5]	275	271
JSG Funding PLC 9.625% 2012	250	259
Georgia-Pacific Corp. 8.30% 2013[3]	250	253
Schering-Plough Corp. 5.55% 2013[3]	250	243
ACIH, Inc. 0%/11.50% 2012[5,7]	300	240
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	225	237
Neenah Paper, Inc. 7.375% 2014	250	231
MedCath Holdings Corp. 9.875% 2012	210	218
Lazard Group LLC 7.125% 2015	210	213
Teekay Shipping Corp. 8.875% 2011	200	211
Radio One, Inc. 6.375% 2013	225	207
Delphi Corp. 6.50% 2013[9]	240	188
Carmike Cinemas, Inc., Series B, 7.937% 2012[3]	150	150
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027[2,3,5]	120	121
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032[2]	112	114
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010[2]	86	86
PETCO Animal Supplies, Inc. 10.75% 2011	75	80
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,5]	79	77
		1,065,942

Total bonds & notes (cost: $2,950,367,000)		2,963,805

Warrants — 0.00%	Shares

U.S. DOLLARS — 0.00%
GT Group Telecom Inc., warrants, expire 2010 (Canada)[5,8,10]	1,000	—*

Total warrants (cost: $52,000)		—*

Preferred securities — 2.55%

EUROS — 1.51%
Allied Irish Banks, PLC 4.781%[3]	6,560,000	7,862
Allied Irish Banks, PLC 7.50% perpetual reserve capital instruments[3]	3,000,000	4,305
BNP Paribas, noncumulative preferred 5.868%[3]	6,750,000	9,177
BNP Paribas Capital Trust IV 6.342%[3]	500,000	694
HVB Funding Trust VIII 7.055%[3]	4,360,000	6,207
Standard Chartered Capital Trust I 8.16%[3]	4,000,000	5,755
HSBC Capital Funding LP 8.03% noncumulative preferred[3]	3,000,000	4,512
SG Capital Trust III 5.419% noncumulative trust preferred[3]	2,000,000	2,658
SG Capital Trust I 7.875% noncumulative trust preferred[3]	1,000,000	1,430
MUFG Capital Finance 2 Ltd. 4.85% noncumulative preferred[3]	2,000,000	2,436
Deutsche Bank Capital Funding Trust IV, noncumulative trust preferred, Class B, 5.33%[3]	1,000,000	1,313
Barclays Bank PLC 4.875%[3]	1,000,000	1,213
Bank of Ireland UK Holdings PLC 7.40%[3]	475,000	681
		48,243

		Market value
Preferred securities	Shares	(000)

U.S. DOLLARS — 0.91%
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[3,5]	10,925,000	US$ 10,431
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,5]	8,800,000	9,383
RBS Capital Trust I 4.709% noncumulative trust preferred[3]	3,250,000	2,942
BNP Paribas 5.186% noncumulative[3,5]	700,000	636
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[3,5]	1,500,000	1,537
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[3]	2,050,000	1,975
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[3,5]	2,000,000	1,827
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[3,5]	200,000	210
		28,941

BRITISH POUNDS — 0.13%
Barclays Bank PLC 6.875%[3]	1,100,000	2,206
Governor and Co. of the Bank of Ireland 6.25%[3]	1,000,000	1,951
		4,157

Total preferred securities (cost: $82,314,000)		81,341

Common stocks — 0.00%

U.S. DOLLARS — 0.00%
Delta Air Lines, Inc.[5,10]	34,503	26

Total common stocks (cost: $205,000)		26

	Principal amount
Short-term securities — 2.87%	(000)

Three Pillars Funding, LLC 5.28% due 7/3/2006[5]	US$18,500	18,492
Rabobank USA Financial Corp. 5.08% due 8/2/2006[6]	15,600	15,530
Barclays U.S. Funding Corp. 5.125% due 8/21/2006[6]	11,800	11,712
Spintab AB (Swedmortgage) 5.29% due 8/4/2006[6]	11,500	11,441
Amsterdam Funding Corp. 5.12% due 7/11/2006[5]	10,000	9,984
Federal Home Loan Bank 5.085% due 7/26/2006	9,800	9,764
Stadshypotek Delaware Inc. 5.03% due 7/12/2006[5]	8,000	7,987
DaimlerChrysler Revolving Auto Conduit LLC II 5.04% due 7/17/2006	7,000	6,983

Total short-term securities (cost: $91,891,000)		91,893

Total investment securities (cost: $3,124,829,000)		3,137,065
Other assets less liabilities		60,871

Net assets		US$3,197,936

*Amount less than one thousand.

1Index-linked bond whose principal amount moves with a government retail price index.
2Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
3Coupon rate may change periodically.
4Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
5Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $255,822,000, which represented 8.00% of the net assets of the fund.
6This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
7Step bond; coupon rate will increase at a later date.
8Valued under fair value procedures adopted by authority of the board of directors.
9Scheduled interest and/or principal payment was not received.
10Security did not produce income during the last 12 months.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 72,107
Gross unrealized depreciation on investment securities	(63,888)
Net unrealized appreciation on investment securities	8,219
Cost of investment securities for federal income tax purposes	3,128,846

MFGEFP-931-0806-S6912

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and PEO

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and PEO

Date: August 28, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and PFO

Date: August 28, 2006